May 1, 2014

Altegris Multi-Strategy Alternative Fund A Series of Northern Lights Fund Trust
Prospectus Class A (MULAX) Class C (MULCX) Class I (MULIX) Class N (MULNX)
ADVISED BY Altegris Advisors, LLC 1200 Prospect Street Suite 400 La Jolla, CA 92037

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission and the Commodity Futures Trade Commission have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

877.772.5838

www.altegrismutualfunds.com

TABLE OF CONTENTS

FUND SUMMARY 1
Investment Objectives 1
Fees and Expenses of the Fund 1
Principal Investment Strategies 2
Principal Investment Risks 4
Performance 8
Investment Adviser 8
Investment Adviser Portfolio Managers 8
Purchase and Sale of Fund Shares 8
Tax Information 8
Payments to Broker-Dealers and Other Financial Intermediaries 9
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS 9
Investment Objectives 9
Principal Investment Strategies 9
Principal Investment Risks 16
Temporary Investments 27
Portfolio Holdings Disclosure 27
MANAGEMENT 27
Investment Adviser 27
Investment Adviser Portfolio Managers 29
HOW SHARES ARE PRICED 31
HOW TO PURCHASE SHARES 32
HOW TO REDEEM SHARES 38
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES 40
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS 41
DISTRIBUTION OF SHARES 42
Distributor 42
Distribution Fees 42
Additional Compensation to Financial Intermediaries 43
Householding 43
FINANCIAL HIGHLIGHTS 44
Privacy Notice 45

FUND SUMMARY

INVESTMENT OBJECTIVES:  The Altegris Multi-Strategy Alternative Fund (the “Fund”) seeks long-term capital appreciation and absolute returns.

FEES AND EXPENSES OF THE FUND:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class N
Management Fees(1)	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	13.96%	17.31%	17.31%	18.45%
Acquired Fund Fees and Expenses(2)	2.49%	2.49%	2.49%	2.49%
Total Annual Fund Operating Expenses	16.73%	20.83%	19.83%	21.22%
Fee Waiver and/or Expense Reimbursement(3)	(13.39)%	(16.74)%	(16.74)%	(17.88)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.34%	4.09%	3.09%	3.34%

(1) The Fund will access certain strategies through the purchase of interests in other investment companies advised by the Adviser or an affiliate of the Adviser, and for the portion of Fund assets so invested, the Fund will not be subject to a management fee. The portion of Fund assets not invested in such affiliated Other Investment Companies will be subject to a management fee of 1.50%. However, per the terms of the advisory agreement between the Fund and the Adviser, in no case will the Fund directly pay the Adviser a management fee that exceeds 1.00% of the Fund’s total average daily net assets.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses),borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.85%, 1.60, 0.60% and 0.85% of average daily net assets attributable to Class A, Class C, Class I and Class N, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years
A	$892	$3,733	$5,947	$9,572
C	$511	$3,976	$6,501	$10,046
I	$312	$3,777	$6,290	$9,953
N	$337	$3,980	$6,537	$10,073

You would pay the following expenses if you did not redeem your Class C Shares:

Class	1 Year	3 Years	5 Years	10 Years
C	$511	$3,976	$6,501	$10,046

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period ended December 31, 2013, the Fund’s portfolio turnover rate was 21%.

PRINCIPAL INVESTMENT STRATEGIES:  Under normal market circumstances, the Fund seeks to achieve its investment objective of long-term capital appreciation and absolute returns by following a flexible allocation strategy that invests across broad alternative investments strategies and asset classes, including but not limited to, managed futures, global macro, equity long short, and fixed income long short strategies.

The Fund is structured to allow Altegris Advisors, L.L.C. (the “Adviser”) flexibility in accessing a broad range of alternative strategies, and the Adviser seeks to achieve its investment objectives by investing a portion of the Fund’s assets in a “Fund of Funds” portfolio and the remainder of the Fund’s assets in a “Directly Traded” portfolio.  The specific asset allocation among the various strategies and investments within each strategy will be determined by the Adviser from time to time in accordance with the Adviser’s investment process.  The Fund of Funds portion of the portfolio is comprised of a combination of other mutual funds, exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) (collectively “Other Investment Companies”) for which the Adviser or its affiliates may, or may not, act as an investment adviser, in each case subject to applicable restrictions on investments in affiliated or non-affiliated funds under the Investment Company Act of 1940, as amended (“1940 Act”).  Within the Fund of Funds portfolio, the Adviser will vary the allocation percentages to Other Investment Companies based on the current economic and market environment and the Adviser’s tactical views.  The Adviser anticipates that primary investment exposure within the Fund of Funds portfolio will be to equity long short, fixed income long short and other long-short equity and debt strategies and the Fund’s overall exposure to those strategies will be primarily contained within the Fund of Funds portfolio.  In addition, the Adviser may from time to time invest the Fund of Funds portfolio so as to gain exposure to other strategies, including managed futures and global macro strategies.  The Fund of Funds portfolio may include, but not be limited to, investments in the Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris/AACA Real Estate Long Short Fund and other investment companies advised by the Adviser or its affiliates, currently or in the future.  The Trust, on behalf of the Fund, and the Adviser received exemptive relief from the Securities and Exchange Commission (“SEC”) with respect to certain limitations in the 1940 Act related to certain investments, including Other Investment Companies. The Fund may invest in Other Investment Companies in excess of certain investment limitations pursuant to an exemptive order obtained by the Fund or an exemptive order obtained by an Other Investment Company from the SEC and consistent with the conditions specified in such order.  The Fund may employ leverage or hedging techniques directly, or through Other Investment Companies.

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The Adviser anticipates that the primary investment exposure within the Directly Traded portfolio will be to managed futures, global macro and other alternative investment strategies, including those providing exposure to financial and non-financial commodity futures contracts, through investments made either directly by the Fund, or indirectly through a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Fund (although the Adviser may also gain exposure to managed futures and global macro strategies through the Fund of Funds portfolio as described above).  Directly Traded portfolio investments may be made in any combination of securities, derivatives contracts or other financial instruments, which may include, but not be limited to, securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), and also investments in swap contracts, structured notes or other derivatives.  Such investments will be made without restriction as to issuer capitalization, country, or currency.  To the extent the Fund invests in Underlying Pools, each may invest according to a managed futures, global macro or other strategy, as applicable, in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes.  Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies.  Swap contracts, structured notes or other derivatives may have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of other Underlying Pools and their respective strategies.

In order to provide the Fund with exposure to certain managed futures, global macro or other strategy investments that involve trading both financial and non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest through its Subsidiary up to 25% of its total assets. Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.  The Fund may also make managed futures, global macro and other strategy investments that do not provide exposure to non-financial commodity futures contracts, directly, meaning outside of the Subsidiary, and these may include investments in Underlying Pools, swaps, structured notes or other derivatives.

The Fund is non-diversified for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  However, the Fund does not invest more than 25% of its assets in derivatives with any single counterparty and will not invest more than 25% of its assets in the Subsidiary.

Managed futures strategies are primarily trend-following in nature that managers react to identifiable market signals or indicators by taking long or short positions that may be potentially profitable depending on positive or negative developments or “trends” across multiple markets and asset classes simultaneously.  This strategy includes Investments styles such as (a) long term trend-following, (b) discretionary macro investing based on economic fundamentals and value, (c) short-term systematic trading, (d) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, and (e) counter-trend or mean reversion strategies.

Global macro strategies seek to predict, rather than react to, trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  Global macro strategies include (a) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (b)

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dedicated currency investing that pursues both fundamental and technical trading approaches, (c) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (d) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Assets managed pursuant to equity long short strategies may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value). Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights, convertible debt securities and privately placed equity securities. Certain equity long short strategies may also invest in equity securities of real estate and real estate related companies.

Assets managed pursuant to fixed income long short strategies may be invested in long or short positions in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps.  Fixed income long short strategies may also invest in futures, options on futures, credit-linked or other structured notes, credit default swaps and other derivative contracts that provide long or short exposure to other credit obligations and to the credit markets.

Both equity long short and fixed income long short strategies will be accessed primarily through Other Investment Companies which may invest in convertible debt securities or credit-related instruments of any maturity or credit quality, including those rated below investment grade ("high yield securities" or "junk bonds") or in default.  Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  There is no limit to the Fund’s exposure to such high yield securities or junk bonds. Both the Fund of Funds and the Directly Traded portfolios will be managed by the Fund's Adviser.  The Adviser may also delegate management of a portion of the Fund's assets to a sub-adviser pursuant to any of the above-described strategies or other alternative investment strategies or trading programs. Other Investment Companies in which the Fund invests, including those advised by the Adviser, may also engage sub-advisers to manage a portion of their respective portfolio assets. The Adviser, on behalf of itself and on behalf of the Fund and Other Investment Companies it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of a sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

PRINCIPAL INVESTMENT RISKS:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The Fund is subject to a number of risks either directly or indirectly through its investments in Other Investment Companies, the Subsidiary, securities issued by Underlying Pools, swap contracts, structured notes or other investment instruments. For purposes of this discussion of principal investment risks, and unless otherwise specified, references to the term “Fund” should be read to include the Fund, Other Investment Companies, the Subsidiary, and Underlying Pools.

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Alternative Strategies Risk:  Alternative investment strategies pursued by the Fund may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and risks associated with the use of leverage.

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Capital Raising Risk: There can be no guarantee that adequate capital will be raised in a timely fashion in order to achieve the Fund’s investment objectives.

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Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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Convertible Security Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

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Credit Default Swap Risk:  The use of credit default swaps ("CDS") to transfer credit risk involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

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Derivatives Risk:  The Fund's use of swaps, structured notes or other derivative instruments, directly or indirectly, involves risks different from, or possibly greater than the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives.  Option positions held may expire worthless exposing the Fund to potentially significant losses.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Securities of issuers in emerging markets securities also tend to be less liquid.

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Equity Market Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price.

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Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

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Exchange Traded Notes (ETN) Risk: ETNs are subject to the risk that the value of the index may decline sharply or unpredictably. In addition, ETNs are subject to risk of default by the issuer. This is the major distinction between ETFs and ETNs: while ETFs are subject to market risk, ETNs are subject to both market risk and the risk of default by the issuer. ETNs are also subject to the risk that a liquid secondary market for any particular ETN might not be established or maintained.

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Fixed Income and Interest Rate Risk:  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults. Changes in interest rates will affect the value of investments in fixed income securities.  Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will have uncertain impacts on U.S. interest rates and fixed income market volatility.

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Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment and Exchange Risk:  Foreign investing involves risks not typically associated with, and potentially greater than, those associated with U.S. investments.

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Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of Other Investment Companies directly or indirectly accessed by the Fund to meet their investment objectives.

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High Yield or Junk Bond Risk:  Lower-quality bonds and other debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.

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Leverage Risk:  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

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Limited History of Operations Risk:  The Fund has a limited history of operations for investors to evaluate.

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Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk:  The Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Conflicts of interest may arise in respect of how the Adviser allocates the Fund’s assets between and among the various investment strategies for which the Adviser will receive different levels of management fee revenue.

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Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Maturity and Prepayment Risk: The Fund may invest in fixed income securities with a range of maturities. The longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect its value.  Issuers of debt securities held by the Fund may be able to prepay principal due on the securities, and in such cases the Fund may not be able to reinvest the principal at attractive rates.

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Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Other Investment Companies Risk: Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

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Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

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Real Estate Risk:  Investments by the Fund in securities of real estate companies will make the Fund more susceptible to risks associated with both the real estate industry generally and with ownership of real estate and related asset classes.

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Short Position Risk:  The Other Investment Companies and Underlying Pools may engage in short-selling and short position derivative activities.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's or a sub-adviser’s ability to accurately anticipate the future value of a security or instrument, and potentially higher transaction costs than are associated with long-only investing.  The Fund's losses are potentially unlimited in a short position transaction.

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Small and Medium Capitalization Company Credit Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

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Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

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Taxation Risk:   By investing indirectly in commodity-linked securities and other instruments through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received from its commodities-related investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

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Underlying Pools Risk:  Underlying Pools are subject to their own expenses, which will be indirectly paid by the Fund.  The cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers (i.e., managers), as applicable, engaged to trade alternative investment strategies on behalf of the Underlying Pools.  Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk.  Underlying Pools are subject to specific risks, depending on the nature of the pool.

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Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

INVESTMENT ADVISER:  Altegris Advisors, L.L.C.

INVESTMENT ADVISER CO-PORTFOLIO MANAGERS:  Each of the following has served the Fund as a Co-Portfolio Manager since it commenced operations in 2013.

Co-Portfolio Managers	Title
Jon Sundt	President and Chief Executive Officer
Matt Osborne	Executive Vice President
Allen Cheng	Senior Vice President and Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker.  Redemptions will be paid by ACH, check or wire transfer.  The Fund or its Adviser may waive any of the minimum initial and subsequent investment amounts.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$250
C	$5,000	$250
I	$1,000,000	$250
N	$2,500	$250

TAX INFORMATION:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The Fund seeks long-term capital appreciation and absolute returns.  The Fund's investment objective may be changed without shareholder approval by the Fund's Board of Trustees upon 60 days written notice to shareholders (although the Fund would provide notice to shareholders regarding any change).

PRINCIPAL INVESTMENT STRATEGIES

Adviser's Investment Process

In analyzing and selecting the specific investment allocations made pursuant to the Fund’s principal investment strategies, which are broad, flexible and designed to access (directly and indirectly) multiple alternative investment strategies, asset classes and managers, the Adviser follows an investment process that consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment managers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management an reallocation.  The Adviser applies this process directly with respect to the portion of the Fund’s assets that it invests directly, which may include managed futures, global macro and other strategies that access exposure to financial and non-financial commodity futures contracts.  The Adviser applies this same process as it relates to its analysis of the Other Investment Companies and/or Underlying Pools (and their respective strategies, sub-advisers and investments) into which the Fund will invest a portion of its assets as described above.

The process includes what the Adviser believes, with confidence, is a rigorous methodology for sourcing, evaluating and qualifying the various prospective managers or sub-advisers, investment vehicles, derivatives and other investments considered as a means to access each of the alternative investment strategies pursued by the Fund (collectively, “Investment Options”).  This process is coordinated in conjunction with the Adviser's procedures within asset allocation and portfolio construction.  Once Fund assets have been committed to the engagement or implementation of an Investment Option, the Adviser performs extensive ongoing monitoring to assess performance, identify potential style drift, and/or evaluate core components of risk management.  A summary of the Adviser's process is as follows:

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ASSET ALLOCATION	• Analysis of top down and bottom-up factors affecting asset class • Determine strategy and sub-strategy weightings
SOURCING

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Analyze investment managers that represent asset class and sub-strategies

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Analyze investment vehicles and instruments including Underlying Pools, swaps, and structured notes

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Initial investment and operational reviews

EVALUATING	• Rigorous due diligence - Document collection and review - Investment due diligence - Operational due diligence
PORTFOLIO CONSTRUCTION

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Select from qualified underlying managers and qualified investment vehicles and instruments

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Quantitative portfolio optimization

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Qualitative assessment

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Consult with sub-adviser concerning fixed income portfolio construction

MONITORING, RISK MANAGEMENT & REALLOCATION

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Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including  of Underlying Pools, swaps or structured notes

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Assess investment results of sub-advisers by assessing:

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Returns

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Standard deviations

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Performance attribution

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Style drift

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Correlation changes

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Counterparty and/or issuer credit quality

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Management changes

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Rebalance between sub-adviser strategies and Underlying Pools, swaps, structured notes or other investments, and/or reallocate to new Underlying Pools, swaps, structured notes or other investments

Asset Allocation:  The Adviser opportunistically determines the relevant Investment Options that should comprise the portfolio within an asset allocation framework.  To determine recommended allocation ranges, the process incorporates a combination of top-down and bottom-up analysis that includes quantitative and qualitative factors. The experience of the Adviser is critical in determining the qualitative rationale of relevant drivers for sub-strategies within available Investment Options.

Sourcing:  The next step is sourcing investment managers accessible through the various Investment Options - whether a prospective sub-adviser to the Fund, advisers or sub-adviser(s) to Other Investment Companies, a manager of an Underlying Pool, or a counterparty to a derivatives transaction – from the large and growing universe of Investment Options within the liquid alternative investments space.  The sourcing of Investment Options is derived from years of alternative industry experience of the Portfolio Co-Managers and the Adviser's management.  The Adviser's network of relationships with investment professionals plays an important role.  Specific sources can include alternative investment managers, traders, research analysts, other industry contacts and existing investment manager relationships.  Other resources include proprietary and public databases and prime brokers.  Once the Adviser has identified Investment Options that are of initial interest as candidates for potential engagement or implementation, they are presented to an Investment Committee composed of the Adviser's Portfolio Managers and key members from the Adviser's research group and management of the Adviser and its affiliates.  The Investment Committee reviews the initial due diligence of the prospective Investment Options that was performed by the research group to determine

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which of these initially-reviewed options advance to the next stage of review for further evaluation as candidates for engagement or implementation into the Fund’s investment portfolio.

Evaluating:  For prospective Investment Options that advance from the initial review process, the Adviser will perform a rigorous due diligence process.  In addition to qualitative discussions with managers, sub-advisers, counterparties or other persons relevant to the evaluation of an Investment Option, and a review of quantitative analyses of associated investment strategies performed during the initial review process, the Adviser conducts further reviews that include (1) documentation collection and review, (2) investment due diligence and (3) operational due diligence.

The list of documentation required and reviewed by the Adviser is lengthy.  However, as each investment is unique, not all documentation is required for Investment Committee approval, nor are all documents requested applicable to or available in respect of each Investment Option under consideration.  Requested documentation typically encompasses offering, transactional or promotional materials for other funds, accounts or instruments associated with the Investment Option under consideration, relevant reporting and annual audits, due diligence questionnaires, investor communications and other materials.  The investment and operational due diligence process includes one or more onsite visits and multiple interviews, quantitative analysis, background checks and review of the investment strategy, process and risk management as well as business management issues.  While due diligence varies across investment managers and investment strategies, the process includes detailed analysis into the investment and operational foundation of investment management firms associated with or responsible for an Investment Option under consideration. Among the specifics reviewed by the Adviser are:

(1)

Ability of managers to generate returns within specific risk parameters;

(2)

Stability of managers’ investment process and ability to sustain returns;

(3)

Expertise of the managers’ firm and its employees;

(4)

Differentiating factors that may give a manager an investment edge;

(5)

Infrastructure of managers’ firms from research to trading to operations;

(6)

The managers’ risk control procedures, both from a business and investment standpoint; and

(7)

The managers’ overall business organization.

After numerous contact points, all information relating to a prospective Investment Option under consideration is documented within a formal report for review and subject to final approval by the Investment Committee.

Portfolio Construction:  Managers and strategies comprising an Investment Option that are approved by the Investment Committee, within predefined sub-strategies or manager styles, are then available for possible engagement or implementation by the Fund in its investment portfolio.  The construction process includes a combination of quantitative review, along with a qualitative assessment of each prospective Investment Option and the management personnel associated with it.

Monitoring, Risk Management and Reallocation:  Upon engagement or implementation of the Investment Option within the Fund’s investment portfolio, tracking and monitoring becomes a critical component of the Adviser's approach to maintaining a portfolio designed to capture returns related to manager skill beyond available market beta. The Adviser's research staff and Co-Portfolio Managers closely monitor investment results. From a risk management perspective, the Adviser will review underlying daily portfolio holdings and its associated statistical risk at both a total portfolio level and individual allocation standpoint.  On an ongoing

11

basis, the Adviser performs quantitative analyses of performance against predefined parameters, looking for unexplained variances within and among the various portfolio allocations, including any material portfolio management changes in business or investment strategy (style drift), material changes in operations, service providers and key personnel as well as any other piece of information that may cause the Adviser to re-evaluate a particular Investment Option.  Additionally, the Adviser monitors volatility relative to each allocation’s historical performance and benchmarks, trading frequency, changes in the management and changes in correlation among the returns of the various strategies or sub-strategies represented by an Investment Option accessed by the Fund.  The Adviser may, based on market conditions and its assessment of various quantitative and qualitative factors, opportunistically reallocate Fund assets among other Investment Options that have been approved by the Investment Committee.

Generally, the Adviser's investment process narrows the universe of potential investment managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment strategies deployed.  The Adviser expects to allocate the Fund's assets to sub-advisers that represent a diversified portfolio.  However, asset allocation will vary by sector and sub-strategy.  The Fund's investment portfolio is rebalanced among existing or additional approved sub-advisers as a result of the Adviser's asset allocation, sourcing, evaluating, portfolio construction and monitoring policies.

INFORMATION ABOUT UNDERLYING ALTEGRIS MUTUAL FUNDS

The following briefly describes the investment goals and strategies of the Other Investment Companies in which the Fund may invest and which are advised by Altegris Advisors, LLC, the Fund’s Adviser.  The Adviser may determine to invest in Other Investment Companies, including those that may or may not be advised by the Adviser (subject to applicable 1940 Act limitations), in each case without the approval of shareholders.

Altegris Equity Long Short Fund.  The fund seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices and to achieve this objective with less volatility than major equity market indices.  In managing this fund, the Adviser pursues an "equity long short" strategy that is executed by allocating assets among the fund's sub-advisers, each of which has one or more proprietary equity long short investment strategies. The Adviser seeks to achieve the fund’s objective, in part, by diversifying investments among various sub-advisers that employ proprietary equity long short strategies across multiple sectors, including, for example, financial, technology and agricultural sectors, and in percentage allocation amounts determined in the discretion of the Adviser.  The fund invests most of its assets in long and short positions in equity securities of domestic and foreign issuers of any capitalization and in any style (from growth to value, and among small-, mid- and large-cap issuers).  The fund may invest in convertible debt securities of any maturity or credit quality, including high-yield securities or junk bonds, and a portion of its assets may be invested in restricted or illiquid equity offerings.  The fund employs leverage, is non-diversified for purposes of the 1940 Act and may engage in frequent trading of its portfolio securities.

Altegris/AACA Real Estate Long Short Fund.  The fund seeks to provide total return return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies.  In managing this fund, the Adviser pursues an "equity long short" strategy that is executed by allocating assets to the sub-adviser that employs a proprietary equity long short strategy.  The sub-adviser will seek to produce above average, risk-adjusted total returns, including capital appreciation, dividend and interest income and option premiums, through investments  both long and short in real estate related securities, including publicly traded securities, real estate investment trusts (“REITs”), other equities

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and equity-related derivatives and may also invest in debt and convertible debt and preferred securities. This fund will not purchase real estate directly, or acquire other forms of direct ownership in real estate.  The fund may invest in equity and equity derivative securities of both U.S. and non-U.S. real estate companies, as well as companies located in emerging markets and developing economies, and issuers of any capitalization and in any style (from growth to value). A portion of the assets may be invested in restricted or illiquid securities.  The fund will use leverage and may hedge again various exposures using, among others, put options, short selling and/or covered call options.  The fund is non-diversified for purposes of the 1940 Act and may engage in frequent trading of its portfolio securities.

Altegris Fixed Income Long Short Fund. The fund seeks to achieve total return with moderate correlation to major fixed income indices and to achieve this objective through a combination of current income and capital appreciation.  In managing this fund, the Adviser pursues a “fixed income long short” strategy this is executed by allocating assets among the fund's sub-advisers, each of which has one or more proprietary fixed income long short investment strategies.  The Adviser seeks to achieve the fund’s objective, in part, by diversifying investments among various sub-advisers that employ proprietary fixed income long short strategies, in percentage allocation amounts determined in the discretion of the Adviser.  The fund invests most of its assets in long and short positions in fixed income securities of domestic and foreign issuers or counterparties, including both government and corporate issuers.  The fund may invest in convertible debt securities of any maturity or credit quality, including high-yield securities or junk bonds.  A portion of its assets may be invested in restricted or illiquid fixed income securities and in swaps, repurchase agreements, asset- and mortgage-back securities and other fixed income derivative instruments.  The fund will use leverage and may hedge again various exposures using, among others, foreign currency forward contracts, put options, short selling and/or covered call options.  The fund is non-diversified for purposes of the 1940 Act and may engage in frequent trading of its portfolio securities.

Altegris Managed Futures Strategy Fund.  The fund seeks to achieve positive absolute returns in rising and falling equity markets, with less volatility than major equity market indices, by allocating assets between managed futures strategies and a fixed income strategy.  Managed futures strategies are designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in Underlying Pools, swaps, structured notes and other investments.  The fixed income strategy is intended to generate interest income and capital appreciation with the objective to diversify the returns of the managed futures strategy, and is invested primarily in investment grade securities by a fixed income sub-adviser to the fund. The fund seeks to diversify the managed futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity market in general and restricts fixed income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the equity market in general or the managed futures strategy.

Altegris Macro Strategy Fund.  The fund seeks to achieve absolute returns by allocating assets between global macro strategies and a fixed income strategy.  Global macro strategies are designed to achieve capital appreciation in the financial and commodities futures markets and other global financial markets by investing primarily in Underlying Pools, swaps, structure notes and other investments.  The fixed income strategy is intended to generate interest income and capital appreciation with the objective to diversify the returns of the managed futures strategy, and is invested primarily in investment grade securities by a fixed income sub-adviser to the fund. The fund's seeks to diversify the global macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or the broad equity market, and restricts fixed income strategy investments to short-term or medium-term interest income-

13

generating securities that are not expected to have returns that are highly correlated to the broad equity market or the global macro strategy.  The Fund is non-diversified for purposes of the 1940 Act.

Altegris Futures Evolution Strategy Fund.  The fund seeks to achieve long term capital appreciation by allocating assets between managed futures strategies and actively managed fixed income strategies pursued by a fixed income sub-adviser to the fund.  Managed futures strategies are designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in Underlying Pools, swaps, structured notes and other investments.  The actively managed fixed income strategies are intended to generate both interest income and achieve capital appreciation, and are invested by a sub-adviser that pursues multiple fixed income strategies including total return, core fixed income, low duration and opportunistic income strategies, . The amount allocated to each of these strategies may vary as determined by the sub-adviser in consultation with the Adviser.  The fund invests in fixed income securities of any credit quality or maturity, and may also invest in fixed income-related futures, options and swaps as substitutes for fixed income securities, and to hedge interest rate and default risk.  The Fund is non-diversified for purposes of the 1940 Act.

INFORMATION ABOUT THE SUBSIDIARY AND ITS INVESTMENTS

The Subsidiary.  Although the Fund may make managed futures and global macro strategy investments directly, outside of a subsidiary, it may also execute such strategies by investing up to 25% of its total assets in a wholly-owned and controlled Subsidiary, which will invest the majority of its assets in Underlying Pools, swap contracts, structured notes and other investments intended to serve as margin or collateral for swap positions. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code, which requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income"). The Fund will make investments in certain commodity-linked derivatives through the Subsidiary because income from these derivatives is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the derivative directly. With respect to income from the Fund’s investment in its Subsidiary, the Fund will rely upon Section 851(b) of the Code and the rules thereunder to assure compliance with the limitations of the federal tax requirements of Subchapter M of the Code. Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, as the Fund, when viewed on a consolidated basis, and follow the same compliance policies and procedures, as the Fund, to the extent applicable.

Information about Underlying Pools that Trade Commodity Futures.  With respect to investments made by the Fund in such Underlying Pools, each Underlying Pool, or share classes of an Underlying Pool, is managed by a manager or trading adviser, pursuant to a proprietary strategy. The Underlying Pools may use a form of leverage often referred to as "notional funding" - that is the nominal trading level for an Underlying Pool will exceed the cash deposited in its trading accounts. For example if an Underlying Pool manager wants the Underlying Pool to trade a $10,000,000 commodity futures portfolio (the "nominal trading level") the Underlying Pool's margin requirement may be $500,000. The Underlying Pool can either deposit $10,000,000 to "fully fund" the account or can deposit only a portion of the $10,000,000, provided that the amount deposited meets the account's

14

ongoing minimum margin requirements. The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding. The use of notional funding (i.e., leverage) will increase the volatility of an Underlying Pool. In addition, the leverage may make an Underlying Pool subject to more frequent margin calls. However, additional funds to meet margin calls are available only to the extent of an Underlying Pool's assets and not from the Subsidiary or the Fund. Underlying Pool management fees are based on the nominal trading level and not the cash deposited in the trading account. For illustration purposes only, assume an Underlying Pool has assets of $50 million and has engaged a single investment manager to trade commodity futures on its behalf. The Underlying Pool is notionally funded and uses a nominal trading level of $200 million. The Underlying Pool pays its manager an annual management fee of 1% of the nominal account size, or $2,000,000. While the management fee represents 1% of the nominal account size ($200 million), the management fee represents 4% of the cash deposited ($50 million) in the Underlying Pool's futures trading account.

Information About Swaps on Reference Assets (such as Underlying Pools).  In order to achieve the desired managed futures and/or global macro exposures, the Fund may enter into swap agreements in which a counterparty agrees to pay the Fund the return of a reference asset (such as an Underlying Pool), or a basket of such reference assets, in exchange for the Fund paying the counterparty a floating rate and/or a fixed rate. In connection with these agreements, cash or liquid securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund receives any gains generated by the collateral. Swaps are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation procedures. The change in swap value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that the return of the reference asset relative to the floating and/or fixed rate may be below expectations. These and other risks are described more fully below and in the Statement of Additional Information.

Information About Structured Notes on Reference Assets (such as Underlying Pools).  In order to achieve the desired managed futures and/or global macro exposures, the Fund may purchase structured notes from an issuer who agrees to pay the Fund the return of a reference asset (such as an Underlying Pool), or a basket of such reference assets, less a floating rate and/or a fixed rate. Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation procedures. The change in note value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the

15

return of the reference asset less the floating and/or fixed rate may be below expectations. These and other risks are described more fully below and in the Statement of Additional Information.

Exemptive Relief Relating to Sub-Advisers

The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of a sub-adviser or additional sub-advisers to manage a portion of the Fund’s portfolio.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of any sub-adviser. Each sub-adviser has discretion to invest the portion of the Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

PRINCIPAL INVESTMENT RISKS:

The following risks may apply to the Fund's direct investments as well the Fund's indirect investments in Other Investment Companies, Underlying Pools and the Subsidiary.  For purposes of this discussion of principal investment risks, references to the term “Fund” should be read to include the Fund, Other Investment Companies, the Subsidiary, and Underlying Pools.

•

Alternative Strategies Risk:  Alternative investment strategies pursued by the Fund may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

•

Capital Raising Risk: There can be no guarantee that adequate capital will be raised from investors in a timely fashion to allow the Adviser to meet its target allocations of Fund assets across each of the sub-advisers and strategies described therein in order to achieve the Fund’s investment objectives.

•

Commodity Risk:  The Fund's exposure to the commodities futures markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

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Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk.  Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.  The market value of fixed-income securities tends to decline as interest rates increase.  Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due.  Convertible bonds may also be subject to

16

prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash at a time that may be unfavorable to the Fund.  Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.  When a convertible bond's value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock's price.

•

Credit Default Swap Risk: The Fund may invest in credit default swaps (“CDS”) to transfer credit risk which require the Adviser to forecast, among other things, the likelihood of credit event for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding CDS by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it. In addition, each CDS exposes the Fund to counterparty risk and the adviser or a sub-adviser may determine to concentrate any or all of its CDS in a single counterparty or small group of counterparties.  If a counterparty defaults, the Fund’s only recourse would be to pursue contractual remedies against the counterparty and the Fund may be unsuccessful in such pursuit.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a CDS.  In addition to counterparty risks, CDS are subject to credit risk on the underlying investment.  If the Fund were the buyer of a CDS and no event of default occurred, the Fund would lose its entire investment.  Similarly, if the Fund were the seller of a CDS and an event of default occurred, it would be required to pay its counterparty the value of the CDS, which may cause the Fund to incur a loss on the CDS transaction.

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Credit Risk:   There is a risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When the Fund invests in foreign currency contracts, or other over-the-counter derivative instruments (including options or repurchase agreements), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will

17

not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

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Derivatives Risk: The Fund may use derivatives (including options, repurchase agreements and futures) to enhance returns or hedge against market declines. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.  Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

o

Leverage and Volatility Risk:  Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage.  Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

o

Liquidity Risk:  Although it is anticipated that the derivatives traded by the Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

o

Risk of Options:  Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

o

Hedging Risk:  Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund's exposure to loss.  The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

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Emerging Markets Risk: The Fund may invest a portion of its assets in issuers from countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

•

Equity Market Risk: The Fund will invest in equity securities, including common and preferred stock, which are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. While both represent proportional share ownership of a company, preferred stocks often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. The Fund may invest a portion of its assets in warrants and rights, which gives holders a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants and rights do not pay a fixed coupon or dividend. Investments in warrants and rights involve certain risks, including the possible lack of liquidity, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying stock to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund's entire investment).  The Fund may also invest in Rule 144A securities which are restricted securities that may not be readily marketable in broad public markets and which carry the risk that the Fund may not be able to sell a security when the portfolio manager considers it desirable to do so, and/or may have to sell the security at a lower price. Transaction costs may also be higher for Rule 144A securities.  A restricted security that when purchased was liquid may subsequently become illiquid.

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Exchange-Traded Funds (ETF) Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential. In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative

19

instruments related to the index. In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

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Exchange-Traded Notes (ETN) Risk: ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities and trade on a major exchange similar to shares of ETFs.  This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist.  The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security.  The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market.  If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount.  If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount, less any applicable charges.  ETNs also are subject to counterparty credit risk and fixed income risk.

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Fixed Income and Interest Rate Risk: When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

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Changing Fixed Income Market Conditions Risk: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise. These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

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Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

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Foreign Investment and Exchange Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Derivatives trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

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Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of Other Investment Companies directly or indirectly accessed by the Fund, and their respective investment managers, to meet their investment objectives.  Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any underlying investment vehicle will achieve its investment objectives.

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High Yield or Junk Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest and are considered speculative.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and the Fund's share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund's share price.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leverage Risk:  Using borrowing or derivatives to increase the Fund's combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage also may cause the Fund to have higher expenses than those of mutual funds that do not use leverage.  The Fund's entry into swap contracts will involve indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

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Limited History of Operations Risk:  The Fund has a limited history of operations for investors to evaluate.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser's management of individual and institutional accounts, resulting in the potential inability of investors to accurately compare and/or asses the performance of the Fund against the performance of the track records of the specific managers or strategies accessed by the Fund. Other Investment Companies in which the Fund invests may also have limited histories of operation, and may not be able to immediately and fully allocate assets among portfolio investments, as per stated investment objectives, until reaching critical mass in terms of assets under management. Such delays in becoming fully invested could negatively impact performance of the Fund.

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Liquidity Risk:  The Fund is subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell; possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy obligations. A portion of the Fund's assets will be invested in securities of investment vehicles that are not being traded on public or electronic exchanges.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Management Risk:  The Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.  The Fund's profitability will also depend upon the ability of the Adviser to successfully allocate the assets among securities that employ alternative investment strategies profitably, and also upon the judgments of other investment managers accessed by the Fund about the attractiveness, value and potential appreciation of securities or other instruments in which the Fund will invest.  There can be no assurance that either the investments selected by the Adviser or any sub-adviser or investment manager accessed by the Fund will produce positive returns.  In addition, the Adviser makes judgments regarding the Fund’s allocations across a broad range of alternative investment strategies.  These investments may be made through the purchase of shares of Other Investment Companies advised by the Adviser, in which case the Fund will not be subject to a management fee directly (although the Adviser earns a management fee from such Other Investment Companies), or through other investments for which the Fund will pay the Adviser a management fee directly.  The total amount of management fee revenue earned by the Adviser will include both the management fee paid to the Adviser by the Fund and management fees paid to the Adviser by Other Investment Companies advised by the Adviser into which the Fund has invested, and the amount of such fees will vary among the Fund and such Other Investment Companies.  These variances create conflicts of interest that could influence the Adviser to favor allocations to investment strategies that could result in higher fee revenue for the Adviser.

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Market Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

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Maturity and Prepayment Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.  The issuers of debt securities held by the Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund’s share price more volatile.

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Mortgage-Backed and Asset-Backed Risk: Mortgage-back securities (“MBS”) and asset-backed securities (“ABS”) are subject to certain risks. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. MBS are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns to the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Prepayment risk as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, making their prices volatile. Generally, rising interest rates tend to be associated with longer MBS maturities because borrower prepayment rates tend to decline when rates rise. As a result, in a period of rising interest rates, MBS exhibit additional volatility, known as extension risk. ABS also are subject to maturity risk, although to a much smaller degree.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers, and may also invest in Other Investment Companies and Underlying Pools that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

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Other Investment Companies Risk: Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund. The cost of investing in the Fund will be higher than the cost of investing directly in the Other Investment Companies and may be higher than funds that invest directly in only stocks and bonds. Other Investment Companies are subject to their own specific risks, depending on the nature of the strategies they pursue.

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Portfolio Turnover Risk:  Depending on market conditions, the Fund may experience high portfolio turnover, which in turn may result in higher transactional and brokerage costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

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Preferred Stock Risk:  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

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Real Estate Securities Risk:  Investments by the Fund in securities of real estate companies will make the Fund more susceptible to risks associated with both the real estate industry generally and with ownership of real estate and related asset classes.  The value of real estate companies may underperform as compared to the broader equities markets.  Real estate companies often have lower trading volume as compared to other companies, which may produce erratic share price movements in comparison to other companies or other market sectors. If the Fund invests in real estate REITs, such investments involve unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. Any Investments in REITs by the Fund will result in Fund shareholders bearing expenses of the REITs in addition to expenses of the Fund.

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Repurchase Agreements Risk:  The Fund may enter into repurchase agreements in which it purchases a security (known as the "underlying security") from a securities dealer or bank. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

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Short Position Risk:  The Fund, Other Investment Companies and Underlying Pools may engage in short-selling and short position derivative activities.  Long positions could decline in value at the same time that the value of short positions held by directly or indirectly by the Fund increase, thereby increasing the Fund's overall potential for loss. The Fund’s direct or indirect short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund's long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on short positions, whether held directly or indirectly, is potentially higher.  The Fund will be in compliance with Section 18(f) of the 1940 Act, to ensure that a Fund shareholder will not lose more than the amount invested in the Fund.  Market factors may prevent the Fund or an Underlying Pool from closing out a short position at the most desirable time or at a favorable price.

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Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market in general.  These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies.

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Structured Notes Risk:  Structured notes involve risks different from, or possibly greater than, the risks associated with traditional investments. These risks include (1) the risk that the issuer may default; (2) risk of mispricing or improper valuation; and (3) the risk that changes in the value of the note may not correlate perfectly with the underlying assets, rate or index. Structured note prices may be highly volatile and may fluctuate substantially during a short period of time.  Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.  Trading structured notes involves risks different from, or possibly greater than, the risks associated with investing traditional securities including:

o

Leverage and Volatility Risk:  Structured notes ordinarily have leverage inherent in their terms.  Accordingly, a relatively small movement in an index to which structured note is linked may result in an immediate and substantial loss.

o

Liquidity Risk:  Although it is anticipated that the structured notes will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

o

Tracking Risk:  Structured notes may not be perfect substitutes for the securities, commodities or currencies they are intended to track.  Factors such as differences in supply and demand for certain structured note-related derivatives and indices may cause structured note returns to deviate from the Adviser's expectations.  Consequently, structured note returns may not be highly correlated to the securities, commodities or currencies they are intended to track.

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Taxation Risk:   By investing in directly in com modit y-linked securities and other instruments through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  The subsidiary is classified as a controlled foreign corporation for US tax purposes.  Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses.  However, because the Subsidiary is a controlled foreign corporation, any income received from its commodities-related investments will be passed through to the Fund as ordinary income and reflected on shareholder's tax Form 1099s as such. Underlying Pools Risk:  The Fund will invest a portion of its assets in Underlying Pools, which entail  a number of risks including:

o

Strategies Risk:  Underlying Pools will employ various strategies, including managed futures and global macro, that will trade in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes.  These strategies involve substantial risks that differ from traditional mutual

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funds.  Each Underlying Pool is subject to specific risks, depending on the nature of the fund.  These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities, commodities and other derivatives.

o

Additional Risk:  The strategy of investing in Underlying Pools could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain restrictions on the acquisition of Underlying Pools by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal.

o

Cross Liability Risk:  Underlying Pools in which the Fund invests may issue multiple share classes without limited recourse protection between and among each share class, rendering it possible that an investor in one share class could be negatively impacted by losses attributable to another share class in which the investor did not participate.  Such potential cross-class liability will arise if the liabilities referable to one share class exceed the assets referable to that class, prompting the Underlying Pool, as issuer of the share classes, to satisfy the excess liabilities using assets referable to other share classes.  In such Underlying Pools, share class designations do not offer protection for investors in one class of shares against creditors of the Underlying Pool or of any other share classes issued by the Underlying Pool.

o

Leverage and Volatility Risk:  Each Underlying Pool normally uses leverage to increase the level of its trading and its exposure to managed futures, global macro and other alternative investment strategies.  The use of leverage by the Underlying Pools increases their volatility and will magnify any losses by an Underlying Pool.  Because the Fund will invest in leveraged securities, represented by shares of the Underlying Pools, the volatility and risk of loss by the Fund is also magnified.

o

Fees Risk:  Your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Pools and may be higher than other funds that invest directly in the types of derivatives held by the Underlying Pools. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses charged by the Underlying Pools, including commodity brokerage commissions and operating expenses.  Each Underlying Pool will pay management and performance based fees to the investment managers it retains to pursue managed futures, global macro or other alternative investment strategies.  For certain Underlying Pools that primarily trade futures contracts, management fees may be based on the leveraged account size and not the actual cash invested in the Underlying Pool.  Performance fees, if charged to an Underlying Pool, are anticipated to typically range from 20% to 30% of each Underlying Pool's returns and are computed for each Underlying Pool without regard to the performance any other Underlying Pools accessed by the Fund. Accordingly, the Fund’s costs may indirectly include an Underlying Pool’s payment of a performance fee to an investment manager with positive investment performance for the Underlying Pool, even if the Fund's overall returns for the same period are negative.

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Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, the Fund will wholly own and control the Subsidiary.  The investments of the Fund and Subsidiary will both be managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in

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the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, the Adviser, in managing the Subsidiary's portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

TEMPORARY INVESTMENTS:  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO HOLDINGS DISCLOSURE:  A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.  The Fund may, from time-to-time, make available month-end portfolio holdings information on the website www.altegrismutualfunds.com, including as applicable information about the Fund’s portfolio holdings, including investments in Other Investment Companies, securities issued by Underlying Pools, swaps and structured notes, as well as the alternative investment managers accessed through such investments.  If month-end portfolio holdings are posted to the website, they are expected to be approximately 30 days old and remain available until new information for the next month is posted.  Shareholders may request portfolio holdings schedules at no charge by calling 1-877-772-5838.

MANAGEMENT

INVESTMENT ADVISER:  Altegris Advisors, L.L.C., 1200 Prospect Street, Suite 400 La Jolla, CA  92037, serves as investment adviser to the Fund.  Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund's investment portfolio including through the sub-adviser.  The Adviser is responsible for selecting the Fund's sub-adviser and assuring that investments are made according to the Fund's investment objective, policies and restrictions.  Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, Other Investment Companies, Underlying Pools, the alternative investment managers accessed through such investments, and the selection of swap or structured note counterparties, and oversight of any sub-advisers engaged by the Adviser.  The Adviser was established in 2010 for the purpose of advising mutual funds.  As of December 31, 2013, the Adviser had approximately $1.460 billion in assets under management.  However, the Adviser's management and Portfolio Co-Managers have substantial experience in the structuring and management of alternative investment portfolios and as of December 31, 2013, the Adviser and its affiliates had approximately $2.69 billion in client assets allocated to alternative investments, including managed futures strategies.

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The Adviser is a wholly-owned subsidiary of a company jointly owned by (1) private equity funds sponsored and managed by Aquiline Capital Partners LLC (“Aquiline”), (2) private equity funds sponsored and managed by Genstar Capital Management LLC (“Genstar”), and (3) certain senior management of the Adviser and its affiliates.  Established in 2005, Aquiline focuses its investments exclusively in the financial services industry.  Established in 1988, Genstar focuses its investment efforts across a variety of industries and sectors, including financial services.

The Fund will access certain strategies through the purchase of interests in Other Investment Companies that are advised by the Adviser or an affiliate of the Adviser, and the portion of Fund assets so allocated will not be subject to a management fee, as the Adviser (or its affiliate) will be directly compensated by such Other Investment Companies. The fees and expenses of Other Investment Companies, advised by the Adviser or affiliate, are included in the fees and expenses of the Fund table above as “Acquired Fund Fees and Expenses”. For the portion of Fund assets allocated to the Directly Traded Portfolio or invested in Other Investment Companies not advised by the Adviser or its affiliate, the Fund will pay the Adviser an annual management fee equal to 1.50% of the Fund’s average daily net assets so allocated.  However, per the terms of the advisory agreement between the Fund and the Adviser, in no case will the Fund directly pay the Adviser a management fee that exceeds an amount equal to 1.00%  (on an annualized basis) of the Fund’s total average daily net assets.

Pursuant to an advisory agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual management fee equal to a percentage of the Fund's average daily net assets as described above, and in accordance with a fee schedule which includes breakpoints as set forth below.

Net Assets	Management Fee
Invested in Other Investment Companies advised by the Adviser or its affiliates	0.00%
Attributable to the Directly Traded portfolio or invested in Other Investment Companies not advised by the Adviser or its affiliates	1.50%
Portion of Total Net Assets	Maximum Management Fee
$1 billion and less	1.00%
Greater than $1 billion and less than or equal to $1.5 billion	0.93%
Greater than $1.5 billion and less than or equal to $2.0 billion	0.86%
Greater than $2.0 billion and less than or equal to $2.5 billion	0.79%
Greater than $2.5 billion and less than or equal to $3.0 billion	0.72%
Greater than $3 billion	0.65%

The advisory agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and  contractual indemnification of Fund service providers

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(other than the Adviser)) will not exceed 0.85%, 1.60%, 0.60% and 0.85% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

INVESTMENT ADVISER PORTFOLIO MANAGERS:

Jon Sundt

President and Chief Executive Officer

Mr. Sundt has served as President and Chief Executive Officer of the Adviser since its founding in February, 2010.  He also currently serves as President and Chief Executive Officer of Altegris Investments, Inc., a broker-dealer that is an indirect affiliate of the Adviser. From October 2004 to the present he has also served as President of Altegris Portfolio Management, Inc., which does business primarily as Altegris Funds, an investment advisory firm, commodity pool operator and an indirect affiliate of the Adviser.  Mr. Sundt serves as the manager, CEO and the President of Altegris Services, L.L.C. ("Altegris Services"), an administrative and operations company, Altegris Clearing Solutions, L.L.C. ("Altegris Clearing Solutions"), a commodity trading advisor and introducing broker registered with, the CFTC, and of Altegris Futures, L.L.C. ("Altegris Futures"), an introducing broker registered with the CFTC. Mr. Sundt brings more than 24 years of experience in the alternative investment industry to the Adviser. Prior to co-founding Altegris Capital LLC ("Capital"), in 2002,  Mr. Sundt was Director of Managed Accounts and Senior Vice President of the Managed Investments Division of Man Financial.  An expert in managed futures and alternative investment strategies, Mr. Sundt is widely quoted by leading financial media and a variety of industry publications.

Matthew Osborne

Executive Vice President

Mr. Osborne has served as Executive Vice President of the Adviser since its founding in February, 2010.  From 2002 until May 2010, Mr. Osborne served as an Executive Vice President and Chief Investment Officer of Altegris Investments, Inc.  From July 2002 to the present he has also served as Director and Vice President of Altegris Funds.    He also serves as a manager and Executive Vice President of each of Altegris Clearing Solutions and Altegris Futures. Mr. Osborne brings more than 23 years of international business and financial market experience to his role in directing the managed futures strategies and related strategic initiatives for the Adviser.  Mr. Osborne was Director of Research for the Managed Investments Division of Man Financial.  Previous to his role at Man Financial, Mr. Osborne served as Investment Manager for a family office in his native New Zealand where he was responsible for formulating investment policies and implementing a global asset allocation program that specialized in alternative investment strategies such as hedge funds and managed futures.

Allen H. Cheng

Senior Vice President

Mr. Cheng has served as Senior Vice President and Chief Investment Officer of the Adviser since July 1, 2010.  From August 2008 through June 2010, Mr. Cheng served as Managing Director of Research and Investments for Altegris Investments, Inc.  Mr. Cheng brings over 21 years of hedge fund and alternative investment experience to the Adviser.  Prior to joining Altegris Investments, Inc., in July 2008, Mr. Cheng served as

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Managing Director, Head of Fund of Funds Portfolio Management at Bank of America's Alternative Investment Group.  Mr. Cheng's previous experience includes responsibility as Managing Director-Head of Research for Optima Fund Management, an investment advisory firm specialized in alternative investments. He began his alternative investment career at Moore Capital Management managing asset allocation and research for hedge fund multi-manager products.  Mr. Cheng earned his BA in Finance from the University of Maryland and MBA from the University of Michigan.

Investment Subsidiary

The Fund may invest up to 25% of its total assets in the Subsidiary.  The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. The Subsidiary is being organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors.  If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, you will receive 60 days prior notice of such offer or sale.

As with the Fund, the Adviser is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary.  Under this agreement, the Adviser provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. However the Adviser is currently waiving any advisory fees from the Subsidiary. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund.  The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Fund pays the Adviser a fee for its services. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee, if any, paid to the Adviser by the Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Adviser unless it first obtains the prior approval of the Fund's Board of Trustees for such termination.  The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.  The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets.  It is also anticipated that the Fund's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level.  It is therefore expected that any duplicative fees for similar services provided to the Fund and the Subsidiary will not be material.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund.  As a result, the Adviser is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments.  These policies and restrictions are described in detail in the Fund's Statement of Additional Information ("SAI").  The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

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The financial statements of the Subsidiary will be consolidated in the Fund's financial statements which are included in the Fund's annual and semi-annual reports.  The Fund's annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus.  Please refer to the SAI for additional information about the organization and management of the Subsidiary.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily.  The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, or deemed unreliable for a security, or if a security's value may have been materially affected by events occurring after the close of a securities market on which the security principally trades, but before a Fund calculates its NAV, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.  This fair value may also vary from valuations determined by other funds using their own fair valuation procedures.  The fair value prices can differ from market prices when they become available or when a price becomes available.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund and the Adviser may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  Because the Fund may invest in Underlying Pools which hold portfolio securities primarily

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listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Underlying Pools do not price their shares, the value of some of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

As a result of investments by the Fund, the Subsidiary, an Underlying Pool or other investment vehicle accessed by the Fund, if any, in foreign securities or other instruments denominated in currencies other than the U.S. dollar, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of these instruments denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes 4 classes of shares offered by the Fund: Class A, Class C, Class N and Class I.  Under this Prospectus, the Fund offers these 4 classes of shares so that you can choose the class that best suits your investment needs. Class C shares are not currently available for purchase.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges and ongoing fees and minimum investment amounts. Class A, Class C and Class N shares pay an annual distribution fee of up to 0.25%, 1.00% and 0.25% respectively, for distribution expense pursuant to a Plan under Rule 12b-1. Class I shares do not pay sales loads or 12b-1 fees.  For information on ongoing distribution fees, see Distribution Fees on page 42 of this Prospectus.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive sales charges, as described below, and investment minimums.  The Adviser also reserves the right to waive investment minimums. Not all share classes may be available for purchase in all states.

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Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $250 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in the Adviser's discretion, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1)

Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

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•

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges;

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Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

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Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and

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Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period.   The 13-month period commences on the day that the LOI is received by the Fund, and you must tell the Fund that later purchases are subject to the LOI.  Purchases submitted prior to the date the LOI is received by the Fund are not counted toward the sales charge reduction.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

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Current and retired directors and officers of the Fund, or the Adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

•

Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a “Selling Broker”) and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

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•

Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

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Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer").

Class C Shares

Class C shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

The Fund’s Adviser will advance to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares from the Adviser’s own resources, at the time of purchase. The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Fund’s Adviser in satisfaction of the advance.  The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains.  Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in the Class C shares is $5,000 and the minimum subsequent investment is $250.

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Class N Shares

Class N shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class N shares pay 0.25% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Class N shares may not be available to all shareholders and have differing distribution and/or shareholder serving fees that reflect variations in distribution channels.  Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in Class N Shares is $2,500 and the minimum subsequent investment is $250.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund.  Unless otherwise waived by the Fund, Class I shares require a minimum initial investment of $1,000,000 and the minimum subsequent investment is $250.  Class I shares are offered to investment and institutional clients of the Fund’s Adviser and its affiliates, to certain persons affiliated with the Adviser, to certain of the Fund’s service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Fund’s distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A and Class C shares issued by the Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus.  Any such exchange is subject to the Funds’ discretion to accept or reject the exchange.  Class A shareholders who purchased $1,000,000 or more of shares, and who then exchange them for Class I shares within eighteen months of the original purchase date, will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class A shares purchased in an amount of $1,000,000 or more and redeemed within eighteen months of the date of original purchase, unless the Fund’s Adviser in its sole discretion determines to waive the applicable CDSC.  Class C shareholders who exchange them for Class I shares within one year of the original purchase date will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class C shares made within one year of the date of original purchase, unless the Fund’s Adviser in its sole discretion determines to waive the applicable CDSC.  For federal income tax purposes, an exchange of Class A or Class C shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

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Purchasing Shares:  You may purchase shares of the Fund by sending a completed application form to the following address:

Via Regular Mail Altegris Multi-Strategy Alternative Fund c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	or Overnight Mail Altegris Multi-Strategy Alternative Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at
1-877-772-5838 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-772-5838 for more information about the Fund's Automatic Investment Plan.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “Altegris Multi-Strategy Alternative Fund."  The Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

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Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the "Altegris Multi-Strategy Alternative Fund"

Retirement Plans:  You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-877-772-5838 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Via Regular Mail Altegris Multi-Strategy Alternative Fund c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	or Overnight Mail Altegris Multi-Strategy Alternative Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-877-772-5838. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone

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instructions and you will be required to bear the risk of any such loss.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund's transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

When Redemptions are Sent:  Once the Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

·

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed,

•

The request must identify your account number,

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered, and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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You request a redemption to be made payable to a person not on record with the Fund;

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You request that a redemption be mailed to an address other than that on record with the Fund;

•

The proceeds of a requested redemption exceed $50,000;

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•

Any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

Your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance in the Fund falls below the following amounts per share class:

Class	A	C	I	N
Minimum	$2,500	$5,000	$1,000,000	$2,500

The Fund may notify you that, unless the account is brought up to at least the per-class minimum within 60 days of the notice; your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below the per-class minimum due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund's "Market Timing Trading Policy;"

•

Rejecting or limiting specific purchase requests;

•

Rejecting purchase requests from certain investors; and

•

Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

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Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund's Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Fund or various classes of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund.  While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital

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gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning the Fund's shares.

DISTRIBUTION OF SHARES

DISTRIBUTOR:  Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130 (the “Distributor”), is the distributor for the shares of the Fund.  The Distributors is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Fund are offered on a continuous basis.

Distribution (12b-1) and Shareholder Servicing Fees:  The Trust, with respect to the Fund has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the "Plans"), pursuant to Rule 12b-1 of the 1940 Act for each Class A, Class C and Class N shares, which allows the Fund to pay the Fund's distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund's average daily net assets attributable to the respective class of shares.

Class	A	C	N
12b-1 Fee	0.25%	1.00%	0.25%

The Distributor and other entities, including  a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans for distribution and shareholder servicing provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

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ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES:  The Distributor, its affiliates, and the Adviser and its affiliates may each at its own expense and out of its own assets including their legitimate profits from Fund-related activities (and not as an additional charge to the Fund), provide additional cash payments to financial intermediaries who sell shares of the Fund.  Financial intermediaries include brokers-dealers, financial advisers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The Distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the Distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Such payments may provide incentives for such parties to make shares of the Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of the Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers; access to the financial intermediary’s registered representatives and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not change the price an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of the investor.

The Adviser does not direct the Fund’s portfolio securities transactions, or otherwise compensate broker-dealers in connection with the Fund’s portfolio transactions, in consideration of sales of Fund shares.

 Financial intermediary’s that receive these types of payments may have a conflict of interest in recommending or selling the Fund rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

HOUSEHOLDING:  To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-772-5838 on days the Fund is open for business or contact your financial institution.  The Fund will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information for the Fund has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2013 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A	Class N	Class I
	Period Ended December 31, 2013	Period Ended December 31, 2013	Period Ended December 31, 2013
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income (2)	0.34	0.10	0.42
Net unrealized loss	(0.26)	(0.02)	(0.32)
Total from investment operations	0.08	0.08	0.10

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.20)
Net realized gains	(0.01)	(0.01)	(0.01)
Total distributions	(0.20)	(0.19)	(0.21)

Redemption fees collected (3)	0.00	0.00	0.00

Net asset value, end of period	$ 9.88	$ 9.89	$ 9.89

Total return (4,5)	0.83%	0.85%	1.04%

Net assets, at end of period (000s)	$ 1,754	$ 131	$ 1,914

Ratio of gross expenses to average net assets(6,7)	14.24%	18.73%	17.34%

Ratio of net expenses to average net assets (7)	1.75%	1.75%	1.50%

Ratio of net investment gain to average net assets (7)	4.10%	1.21%	4.98%

Portfolio Turnover Rate(5)	21%	21%	21%

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013
(2)	Per share amounts calculate using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.01 per share
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized for periods less than one full year.

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PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

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What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

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Adviser	Altegris Advisors, L.L.C. 1200 Prospect Street, Suite 400 La Jolla, CA 92037	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Independent Registered Public Accounting Firm	Ernst & Young LLP One Commerce Square 2005 Market Street, Suite 700 Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	JPMorgan Chase Bank, N.A. 270 Park Ave. New York, NY 10017	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Fund is included in the Fund's Statement of Additional Information dated May 1, 2014 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund's policies and management.  Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports to Shareholders.  In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-877-772-5838 or visit www.altegrismutualfunds.com.  You may also write to:

ALTEGRIS MULTI-STRATEGY ALTERNATIVE FUND

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Fund's information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21720